Stock Incentive Plans - Schedule of Stock Option Activity (Details) - Stock Option [Member] - $ / shares		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted		2,581,138
Weighted- Average Exercise Price per Share, Granted		$ 0.66
Number of Options, Exercised		(15,006)
Weighted- Average Exercise Price per Share, Exercised
Number of Options, Forfeited / Expired		(140,307)
Weighted- Average Exercise Price per Share, Forfeited / Expired		$ 2.64
Number of Options, Outstanding	3,790,702	6,216,527
Weighted- Average Exercise Price per Share, Outstanding	$ 1.04	$ 2.47
Weighted- Average Remaining Contractual Term (years), Outstanding	5 years 11 months 23 days	5 years 10 months 9 days
Number of Options, Exercisable		3,777,531
Weighted- Average Exercise Price per Share, Exercisable		$ 3.64
Weighted- Average Remaining Contractual Term (years), Exercisable		3 years 4 months 28 days